Consolidation principles and methods (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
General principles, Statement of Compliance and Basis of Presentation
General principles

The statement of consolidated financial position as of December 31, 2021 and 2020 and the statements of consolidated operations, the statements of consolidated comprehensive loss, the consolidated changes in shareholders’ equity and statements of consolidated cash flows for the years ended December 31, 2021, 2020 and 2019 were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on March 30, 2022.

All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards (‘‘IFRS’’) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2 for additional information).

The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of financial assets and liabilities, which are measured at fair value.
The consolidated financial statements were prepared on a going concern basis. The Executive Board determined it is appropriate to apply a going concern assumption because the Company’s historical losses are due to the innovative nature of the products it is developing, which necessitates a research and development phase spanning several years. With cash and cash equivalents of €83,921 thousand as of December 31, 2021, as compared to €119,151 thousand as of December 31, 2020, the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.

Statement of Compliance and Basis of Presentation

The consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of December 31, 2021. The consolidated financial statements are also compliant with IFRS as adopted by the European Union.

Those are available on the European Commission website:
https://ec.europa.eu/info/law/international-accounting-standards-regulation-ec-no-1606-2002

The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2021 are identical to those used for the previous year except for the standards listed below that required adoption in 2021.

Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations, whose application was mandatory for periods beginning on or after January 1, 2021:

•Amendments to IAS 39, IFRS 9, IFRS 7 and IFRS 16 related to the interest rate benchmark reform - Phase 2; and
•Amendments to IFRS 16 - Covid-19 Related rent concession.

The application of these standards had no impact on the consolidated financial statements of the Company.

Application of New or Amended Standards and Interpretations early adopted by the Company

The Company elected to early adopt no new standards, amendments and interpretations which application was not yet mandatory for the year ended December 31, 2021.
Application of New or Amended Standards and Interpretations not yet applied by the Company

The application of the following new standards, amendments and interpretations was not yet mandatory for the year ended December 31, 2021 :

•IFRS 17 - Insurance contracts and related amendments. No impact expected on the financial statements.
•Amendment to IAS 1 - Classification of Liabilities as Current or Non-Current, Disclosure of significant accounting policies, and Update of Practice Statement 2 "Making materiality”. No significant impact expected on the financial statements.
•Amendment to IAS 37 - Onerous Contracts - Cost of Fulfilling a Contract. No significant impact expected on the financial statements.
•Amendment to IFRS 3 - Conceptual framework. No significant impact expected on the financial statements.
•Amendment to IAS 8 - Definition of an accounting estimate. No significant impact expected on the financial statements.
•Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use. No significant impact expected on the financial statements.

Basis of consolidation
3.1 Basis of consolidation

Accounting policy

In accordance with IFRS 10 – Consolidated Financial Statements, an entity is consolidated when it is controlled by the Company. The Company has decision-making authority over the financial and operating policies of all its subsidiaries and holds greater than 50% of the voting rights of each subsidiary. Accordingly, each of the Company’s subsidiaries has been fully consolidated from the date on which the Company obtained control over it. A subsidiary would be deconsolidated as of the date on which the Company no longer exercises control.

All intra-Company balances, transactions, unrealized gains and losses resulting from intra-Company transactions and all intra-Company dividends are eliminated in full.

The accounting methods of the Company’s subsidiaries are aligned with those of the Company.

The consolidated financial statements are presented in euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A. The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period. The dollar to euro exchange rate used in the consolidated financial statements to convert the financial statements of the U.S. subsidiary were $1.1326 as of December 31, 2021 and an average of $1.1835 for the year ended December 31, 2021 (source: Banque de France) compared with $1.2271 and $1.1413, for 2020 and $1.1234 and $1.1196 for 2019, respectively. The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Consolidated entities

As of December 31, 2021, the Company involves one parent entity, “Nanobiotix S.A.,” and five wholly owned subsidiaries:

•Nanobiotix Corp., incorporated in the State of Delaware in the United States in September 2014;
•Nanobiotix Germany GmbH, incorporated in Germany in October 2017;
•Nanobiotix Spain S.L.U., incorporated in Spain in December 2017;
•Curadigm S.A.S., incorporated on July 3, 2019 and located in France; and
•Curadigm Corp., a wholly-owned subsidiary of Curadigm S.A.S., incorporated in the State of Delaware on January 7, 2020 and headquartered in Boston, Massachusetts.

The consolidated financial statements as of and for the year ended December 31, 2021 include the operations of each of these subsidiaries from the date of their incorporation.

Accordingly, the consolidated financial statements as of and for the year ended December 31, 2020 include the operations of each of these subsidiaries from the date of their incorporation.
The consolidated financial statements as of and for the year ended December 31, 2019 include the operations of each of these subsidiaries from the date of their incorporation, excluding Curadigm Corp which was created in 2020.
Use of judgement, estimates and assumptions
3.2 Use of judgement, estimates and assumptions

The preparation of consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change. Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the fair value of financial instruments.

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., vesting terms) and market data (e.g., expected share volatility) (see Note 17).
Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes (see Note 19).

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carryforwards in the Statements of Consolidated Financial Position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision accrual is recognized accordingly. See Note 13.1 for information regarding the clinical trial accruals as of December 31, 2021 and 2020.

Revenue recognition

In order to determine the amount and timing of revenue under the contract with LianBio, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company and determining the timing of satisfaction of support services provided to LianBio.

See Note 15 for additional detail regarding the Company’s accounting policies for its additional sources of revenue.

Fair value of financial assets and liabilities

The fair value measurement of the loan granted by European Investment Bank (“EIB”) requires the Company to assess the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing on January 1, 2021. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to the Company’s annual sales turnover. For the purpose of measuring the fair value of the EIB loan, the Company forecasts the sales that it expects to generate during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market. (see notes 4.2 and 12 for details about this loan and the accounting treatment applied).

Intangible assets
Accounting policies

In accordance with IAS 38 – Intangible Assets, intangible assets are carried at their acquisition cost.

Research and Development costs

Research costs are recorded in expenses in the period during which they are incurred. Under IAS 38 – Intangible Assets, development costs may only be capitalized as intangible assets if the following criteria are met:

•it is technically feasible to complete the development of the intangible asset so that it will be available for use or sale;
•the Company intends to complete the development of the intangible asset and use or sell it;
•the Company has the ability to use or sell the intangible asset;
•it is probable that the intangible asset will generate future economic benefits;
•adequate technical, financial and other resources are available to complete the development of the intangible asset; and
•the Company is able to reliably measure the expenditures attributable to the development of the intangible asset.

The Company believes that because of the risks and uncertainties related to the grant of regulatory approval for the commercialization of its product candidates, the technical feasibility of completing its development projects will only be demonstrated when requisite approvals are obtained for the commercialization of products. Accordingly, pursuant to IAS 38, the Company has recognized all of its research and development costs incurred as an expense in 2021 and prior periods.

Patents

Costs incurred by the Company in connection with the filing of patent applications are recognized as an expense until such time as the relevant patents are obtained, in line with the treatment of research and development costs. Once the patents are obtained from relevant authorities, their related patent costs are amortized on a straight-line basis over the patent protection period. The useful life of the patents is reassessed each year, according to IAS 36.

Software

The costs of acquiring software licenses are recognized as assets on the basis of the costs incurred to acquire and implement the software to which the license relates. These costs are amortized on a straight-line basis over the life of the license.

Recoverable amount of intangible assets

Intangible assets with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. Impairment tests involve comparing the carrying amount of an intangible asset with its recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

Property, plant and equipment
Accounting policies

Property, plant and equipment are recorded at their acquisition cost. Major renovations and improvements necessary to bring an asset to the working condition for its use as intended by the Company’s management are capitalized. The cost of repairs, maintenance and other renovation work is expensed as incurred.

Property, plant and equipment are depreciated on a straight-line basis according to the estimated useful life of the relevant assets.

The depreciation periods used are as follows:

•General fixtures and fittings, building work: 5 to 10 years;
•Technical installations, equipment and industrial tooling: 3 to 10 years; and
•Office and IT equipment and furniture: 1 to 10 years.

Recoverable amount of property, plant and equipment

Property, plant and equipment with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount of an asset is equal to the higher of (i) its fair value less costs to sell and (ii) its value in use.

Non-current financial assets
Accounting policies

Non-current financial assets are recognized and measured in accordance with IFRS 9 – Financial Instruments.
No non-current financial assets are estimated at fair value through other comprehensive income (OCI).

Pursuant to IFRS 9 – Financial Instruments, financial assets are classified in three categories according to their nature and the intention of management:

•Financial assets at fair value through profit and loss;
•Financial assets at fair value through other comprehensive income; and
•Financial assets at amortized cost.

All regular way purchases and sales of financial assets are recognized at the settlement date.

Financial assets at fair value through profit or loss

This category includes marketable securities, cash and cash equivalents. They represent financial assets held for trading purposes, i.e., assets acquired by the Company to be sold in the short-term. They are measured at fair value and changes in fair value are recognized in the consolidated statements of operations as financial income or expense, as applicable.

Financial assets at amortized cost

This category includes other financial assets (non-current), trade receivables (current) and other receivables and related accounts (current). Other financial assets (non-current) include advances and security deposits and guarantees granted to third parties as well as term deposits and restricted cash, which are not considered as cash equivalents.

They are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset, except trade receivables that are initially recognized at the transaction price as defined in IFRS 15.

After initial recognition, these financial assets are measured at amortized cost using the effective interest rate method when both of the following conditions are met:

•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Gains and losses are recorded in the consolidated statements of operations when they are derecognized, subject to modification of contractual cash flows and/or impaired.

IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each Statement of Financial Position date. The amount of the loss allowance for expected credit losses equals: (i) the 12 - month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument. An impairment is recognized, where applicable, on a case–by–case basis to take into account collection difficulties which are likely to occur based on information available at the time of preparation of the financial statements.

Disputed receivables are written-off when certain and precise evidence shows that recovery is impossible, and existing credit loss allowance are released.

Financial assets and liabilities are monitored for any indication of impairment. Under IFRS 9, the impairment model is based on the accounting on expected credit losses during the life of the financial assets. A financial asset is impaired if its credit risk, determined with both historic and prospective data, increased significantly since its initial booking. The loss will impact the net income (loss) recorded to the statement of operations.

Trade receivables	Trade receivablesIn 2020, trade receivables related mainly to invoices issued to PharmaEngine, in connection with the charging-back of shared external clinical research organization costs under the License and Collaboration Agreement as amended (see Note 4 for more detail on the License and Collaboration Agreement). This agreement terminated in March 31, 2021 and the related receivables have been settled.
Cash and cash equivalents
Accounting policy

Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other reasons. They are easily converted into known amounts of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents consist of liquid assets that are available immediately and term deposits.

Cash equivalents are measured at amortized cost.

Capital issued
Accounting policies

Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.

Provisions
Accounting policies

Provisions for contingencies and charges

Provisions for contingencies and charges reflect obligations resulting from various disputes and risks which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.

Provisions for retirement obligations

Company employees receive the retirement benefits provided for by law in France:

•Lump-sum retirement benefit paid by the Company to employees upon retirement (defined benefit plan); and
•Pension benefits paid by social security agencies, which are financed through employer and employee contributions (State defined contribution plan).

The cost of retirement benefits payable under defined benefit plans is estimated using the projected credit unit cost method.

Based on this method, the cost of retirement is recorded in income such that the amount is distributed uniformly over the term of the employee’s career. Past service cost related to non-vested benefits is recognized as an expense (increase in the benefits granted) or as income (reduction in the benefits granted) when the plan amendment or curtailment occurs. Actuarial gains and losses are recognized directly and in full in other comprehensive income (loss) under equity.

Retirement benefit obligations are measured at the present value of future estimated payments by reference to market yields on high quality corporate bonds with a maturity equivalent to that estimated for the plan. The Company uses experts to carry out an annual valuation of the plans. The Company's payments to defined contribution plans are recognized as expenses in each period to which they relate.

As of December 31, 2021 and 2020, the Company updated the parameters for calculating the lump-sum retirement benefit plan to take recent changes into account. The salary increase rate, staff turnover and discount rate were all updated (see Note 11.2 for further details on assumptions used).

Financial liabilities
Accounting policies

The Company receives assistance in the form of grants, conditional advances and interest-free loans.

Under IFRS, a repayable advance that does not require the payment of annual interest is considered to be an interest-free loan. The difference between the amount of the advance at historical cost and the advance discounted at the Company's average borrowing rate is considered to be a government grant. These grants are deferred over the estimated duration of the projects they finance.

The long-term (more than one year) portion of conditional advances is recognized in non-current financial liabilities and the short-term portion in current financial liabilities.

Non-repayable conditional loans are treated as government grants when there is reasonable assurance that the Company will comply with the conditions for non-repayment. Otherwise, they are classified in liabilities.

Government grants made available to offset expenses or losses already incurred, or as immediate financial assistance to the Company with no future related costs, are recognized in income in the period in which the grant is allocated.

Financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments. Financial liabilities, including trade and other payables are valued at amortized cost.

Financial liabilities at amortized cost

Loans and other financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments.

They are recognized at amortized cost, which is defined under IFRS 9 as the initial value of a financial asset or liability, after deduction of reimbursement of principal, increased or decreased by the accumulated amortization, calculated using the effective interest rate method.

Transaction costs directly attributable to the acquisition or issuance of financial liabilities are deducted from the financial liabilities. The costs are then amortized on an actuarial basis over the life of the liability using the effective interest rate, namely the rate that exactly discounts estimated future cash flows to the net carrying amount of the financial liability in order to determine its amortized cost.

Trade and other payables
Accounting policies

Accounting policies for Trade and other payables are described in Note 12, ‘‘Financial Liabilities.’’

Accrued expenses

Taking into account the time lag between the time at which treatment costs are incurred in studies or clinical trials and the time at which such costs are invoiced, the Company estimates an amount of accrued expenses to record in the financial statements at each reporting date.

The treatment costs for patients were estimated for each study based on contracts signed with clinical research centers conducting the trials, taking into account the length of the treatment and the date of injection of each patient. The total amount estimated for each study has been reduced by the amount of invoices received at the closing date.

Revenue and other income
Accounting policies

Revenue

Revenue is recognized in accordance with IFRS 15.

Under IFRS 15, revenue is recognized when the Company satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services. An asset is transferred when the customer obtains control of the asset (or service).

Given the wide spectrum of therapeutic research and development opportunities, aside from the fields that the Company intends to research and develop with its own scientific and financial resources, the Company has entered and expects to enter into license and collaboration agreements with third parties in certain specific fields that have generated or will generate revenue.

Therefore, each agreement has been and will be analyzed, on a case-by-case basis to determine whether the arrangement contains performance obligations to the other party and, if so, to identify the nature of these performance obligations in order to determine the appropriate accounting under IFRS 15 principles of the amounts that the Company has received or is entitled to receive from the other party e.g.:

•Development services performed by the Company to create or enhance an intellectual property controlled by the client, for which revenue is recognized over time, when services are rendered;
•A transfer of control of an existing intellectual property of the Company for which revenue is recognized at the time such control is transferred;
•A license:
◦If the license is assessed to be a right to access the Company’s intellectual property as it exists throughout the license period, revenue is recognized over the license period; or
◦If the license is a right to use the Company’s intellectual property as it exists (in term of forms and functionality), revenue is recognized when the other party is able to use and benefit from the license; or
•Product supply for which the revenue is recognized once the control over the delivered products is transferred.

Contingent revenue arising from successful milestones or sales-based royalties are not recognized before the related milestone has been reached or sale has occurred.

Application to the license and collaboration agreement with PharmaEngine

Under the License and Collaboration Agreement, the Company’s and PharmaEngine’s rights are clearly identified and, financial terms are defined in the contract. The contract has commercial substance (the Company’s cash flows have been affected by the terms of the contract) and the Company has collected and is entitled to collect in the future consideration in exchange for the goods and services transferred to PharmaEngine.

The Company identified three performance obligations in the License and Collaboration Agreement described under Note 4 above:

•the license of the right to use the Company’s patent and know-how;
•the support provided by the Company to PharmaEngine until the first regulatory approval is granted in PharmaEngine’s territory that the Company views as a series of distinct periods of access to information and experience that is satisfied over time; and
•the supply of NBTXR3 to PharmaEngine.

An upfront payment of $1.0 million was fully recognized as revenue when the license was transferred to PharmaEngine in 2012.

Development milestones constitute variable payments that are recognized over-time. As milestone payment timing was defined to reflect the efforts of both parties over time and were amended to reflect all changes in the contractual development plan, the Company concluded that the terms of variable payments reflect its efforts to satisfy the performance obligation related to each development phase and that no portion if any of such consideration that would relate to the license would impact the timing of recognition because of the highly probable collectability requirement. On this basis, the first milestone payment of $1 million (upon signature of the first amendment that allowed PharmaEngine to benefit from the results of the Company’s clinical studies for soft-tissue sarcoma indication) and the second milestone payment of $1 million (first patient’s injection with NBTXR3 in soft tissue sarcoma study in Asia) were received and recognized in 2014 and 2016, respectively. The next milestone will be received following the first filing for regulatory approval for marketing NBTXR3 in PharmaEngine ’s territory, which had not occurred as of December 31, 2021.

Royalties are considered at market conditions and will be fully recognized once the subsequent sales occur.

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement. See note 4 Significant Transactions.

Application of IFRS 15 to the license and collaboration agreement with LianBio

Under the clause 8.5 of the license and collaboration agreement between the Company and LianBio, LianBio has the final decision on development and marketing activities in its territory. Consequently, the agreement does not qualify as a partnership under IFRS 11, which requires joint control and unanimous approval of strategic decisions by both parties. The agreement falls within the scope of IFRS 15.

We identified the separate performance obligations of the contract under IFRS 15. The agreement includes the following obligations to LianBio:

•an exclusive license, under the Company's intellectual property, to develop and market the licensed products;
•the right to actively participate in global Phase III registration trials to obtain marketing approval in China;
•if a pivotal trial is initiated by the Company in another country, the right to obtain a license and the right to reference efficacy data from the study and regulatory filings and approvals;
•if a Phase I and Phase II trial is initiated by the Company, the right to obtain access to and a license to all clinical data and regulatory filings relating to such clinical trial; and
•the requirement to purchase products under license to the Company.

The Company's know-how as disclosed and made available to LianBio could not technically be used by LianBio, or by a third party, to manufacture the licensed products. The provision of additional know-how data and information by the Company is necessary to enable a third party to manufacture the licensed products. This information will only be provided if the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's forecasted need for licensed products in a given calendar year. The license cannot be separated because LianBio cannot benefit from the license alone (i.e. without the ongoing manufacturing service provided by the Company). On this basis, we concluded that the license and the manufacturing service are not distinct.

As the license is not separate, any services performed in connection with the clinical trials cannot be analyzed as a separate service provided by the Company to LianBio, because LianBio cannot benefit from the clinical trials alone.

LianBio has the exclusive right to purchase and sell the licensed products in its territory but has no enforceable obligation to make the purchases.

Accordingly, the agreement contains only one performance obligation: the manufacturing and the supply by Nanobiotix to LianBio of the licensed products.

In consideration for this exclusive right to purchase and sell the licensed products granted to LianBio, the Company received on June 15, 2021, a non-refundable upfront payment of $20 million and may receive up to $220 million in potential additional payments upon the achievement of certain development and commercialization milestones. The development milestones events refer to the effort provided by LianBio to register the licensed product as a drug and to enroll patients in the global phase III registrational study in head and neck within 18 months and the receipt of marketing authorization for the Licensed Product in the territory for any indication in the field. The Company is entitled to receive sales milestones payments, once the aggregate net sales of the Licensed product in the territory achieve graduated amounts.

No revenue is to be recognized when such a right is granted. The upfront payment and milestone payments are considered as advance payments for future deliverables. Therefore, no revenue will be recognized until the first sales of the licensed products occur. In accordance with paragraph 106 of IFRS 15, upon receipt of an upfront payment from LianBio, the Company shall recognize a contractual liability to the extent of the upfront payment. The Company shall derecognize this contractual liability (and recognize revenue) when it transfers the licensed products.

The upfront payment and milestone payments must be allocated to the sales of licensed products. Significant judgment will be required to determine how to allocate the upfront payments to the sales of licensed products.

Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The method of recognizing these revenues is also yet to be determined.
Grants

Due to its innovative approach to nanomedicine, the Company has received various grants and other assistance from the government of France and French public authorities since its creation. The funds are intended to finance its operations or specific recruitments. Grants are recognized in income as the corresponding expenses are incurred and independently of cash flows received.

Research tax credit

The French tax authorities grant a research tax credit (Crédit d’Impôt Recherche, or “CIR”), to companies in order to encourage them to conduct technical and scientific research. Companies demonstrating that they have incurred research expenditures that meet the required criteria (research expenses in France or, since January 1, 2005, other countries in the European Community or the European Economic Area that have signed a tax treaty with France containing an administrative assistance clause) receive a tax credit that can theoretically be compensated with the income tax due on the profits of the financial year during which the expenses have been incurred and the following three years. Any unused portion of the credit is then refunded by the French Treasury. If the Company can be qualified as small and medium-sized enterprises, in France the “PME”, it can request immediate refund of the remaining tax credit, without application of the three-year period).

The Company has received research tax credits since its creation. These amounts are recognized as "Other income" in the fiscal year in which the corresponding charges or expenses were incurred. The portion related to capitalized expenses is deducted from the amount of capitalized expenses on the statements of financial position and from the amortization charges for these expenses on the statements of operations.

Operating expenses	Accounting policies Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 22).
Share-based payments
Accounting policy

The Company has adopted a number of compensation plans since its inception. As of December 31, 2021, the Company had nine (9) outstanding founders’ warrant plans, twelve (12) outstanding warrant plans, nine (9) stock option plans and two (2) outstanding free shares plans.

These share-based compensation plans are settled in equity instruments.

The Company has applied IFRS 2 – Share-based Payment to all equity instruments granted to employees since 2006.

As required by IFRS 2 – Share-based Payment, the cost of remuneration paid in the form of equity instruments is recognized as an expense, with a corresponding increase in shareholders’ equity for the vesting period during which the rights with respect to the equity instruments are earned.

The fair value of the equity instruments granted to employees is measured using the Black-Scholes or Monte Carlo model, as described below.

Income tax
Accounting policy

The Company and its subsidiaries are subject to income tax in their respective jurisdictions.

Deferred taxes are recognized on a full provision basis using the liability method for all temporary differences between the tax basis and accounting basis of assets and liabilities in the financial statements.
The main temporary differences relate to tax loss carryforwards. The prevailing income tax rates on the reporting date are used to determine deferred taxes. Deferred tax assets, which mainly arise as a result of tax loss carryforwards, are only recognized to the extent that it is probable that sufficient taxable income will be available in the future against which to offset the tax loss carryforwards or the temporary differences. Management uses its best judgment to determine such probability. Given the Company’s current stage of development and its short-term earnings outlook, the Company is unable to make sufficiently reliable forecasts of future earnings and accordingly, deferred tax assets have not been recognized and offset only to the extent of deferred tax liabilities in the same taxable entities.
Segment reporting
In accordance with IFRS 8 – Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Company’s Chief Executive Officer and Chairmen of the Executive Board and of the Supervisory Board) to allocate resources and to assess performance. The Company operates in a single operating segment: research and development in product candidates that harness principles of physics to transform cancer treatment. The assets, liabilities and operating loss realized are primarily located in France.

Revenue in 2021, 2020 and 2019 was derived mainly from the charging-back of shared external clinical research organization costs, in connection with the development support provided by the Company to PharmaEngine as part of the Company's License and Collaboration Agreement in Asia by Nanobiotix S.A. (see Note 15). For territorial analysis purposes, management allocates revenue based on the place of delivery of licenses or on the place in which services are provided.

Loss per share
Accounting policy

Loss per share is calculated by dividing the net loss due to shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.

The diluted loss per share is calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, in particular, the share subscription warrants, stock options and founder subscription warrants as detailed in Note 17.

Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of loss per share.

Subsequent events	Accounting policyThe statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events prior to the approval of the financial statements for issuance as long as they have a significant impact of the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed.